Financial Instruments - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables	$ 50,854	$ 158,930
Trade and other payables	(89,990)	(158,276)
Total	(2,781,336)	(2,574,912)
Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables
Trade and other payables
Total	(663,844)	(617,135)
Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables	50,854	158,930
Trade and other payables	(89,990)	(158,276)
Total	(2,131,701)	(1,782,207)
Level 1 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents	547,386	552,064
Other current financial assets	411	565
Other long-term financial assets	14,921	9,767
Level 1 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents
Other current financial assets
Other long-term financial assets
Level 1 [Member] | Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents	547,386	552,064
Other current financial assets	411	565
Other long-term financial assets	14,921	9,767
Level 2 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities	(24,333)	(26,483)
Indebtedness	(3,269,253)	(3,098,058)
Level 2 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities
Indebtedness
Level 2 [Member] | Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities	(24,428)	(26,272)
Indebtedness	(1,955,935)	(1,688,023)
Level 2, Level 3 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other long-term financial liabilities	(11,332)	(13,421)
Level 2, Level 3 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other long-term financial liabilities	(663,844)	(617,135)
Level 2, Level 3 [Member] | Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other long-term financial liabilities	$ (674,920)	$ (630,962)